Note 7 - Convertible Promissory Note (Narrative) (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 05, 2020
Debt Instruments [Abstract]
Convertible promissory notes					$ 0	$ 2,652,377
Interest expense, convertible promissory notes	$ 168,941	$ 790,178	$ 187,673	$ 938,439	$ 1,147,986	$ 3,708,562
Convertible Promissory Note | LGH Investments LLC
Debt Instruments [Abstract]
Original principal amount							$ 1,210,000
Common stock warrants entitled to acquire							1,000,000
Restricted common shares entitled to acquire							200,000
Reserve of shares for purposes of exercise of warrant or conversion of convertible promissory note							11,000,000
Maturity date			Feb. 05, 2021
One-time interest charge							8.00%
Unpaid principal balance and interest on common stock							$ 0.25
Warrant exercise price/share							$ 0.35
Debt instrument term			5 years
Debt discount and original issuance discount	670,682		$ 670,682
Convertible promissory notes	$ 705,980		705,980
Convertible promissory notes beneficial conversion feature			600,820
Interest expense, convertible promissory notes			$ 166,663